Financial Instruments (Details) - NIS [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities at fair value through profit or loss:
Financial liabilities	$ 13,202	$ 24,207
Trade payable [Member]
Financial liabilities at fair value through profit or loss:
Financial liabilities	1,479	4,804
Other account payable [Member]
Financial liabilities at fair value through profit or loss:
Financial liabilities	3,469	3,588
Deferred revenues [Member]
Financial liabilities at fair value through profit or loss:
Financial liabilities	4,623	5,747
Warrants exercisable into shares [Member]
Financial liabilities at fair value through profit or loss:
Financial liabilities	7,037	10,068
Long-term investment [Member]
Financial assets at fair value through profit or loss:
Financial assets	$ 3,179